Related Party Transactions (Payment to key management personnel) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($) Segment	Dec. 31, 2018 CLP ($) Segment	Dec. 31, 2017 CLP ($) Segment
Disclosure of transactions between related parties [line items]
Personnel remunerations | $	$ 4,148	$ 3,926	$ 4,149
Short-term benefits | $	3,255	3,476	3,302
Severance pay | $	1,264	1,037	276
Directors' remunerations and fees | $	2,509	2,511	2,505
Total | $	$ 11,176	$ 10,950	$ 10,232
Total number of executives | Segment	41	40	19
CEO
Disclosure of transactions between related parties [line items]
Total number of executives | Segment	1	1
CEOs of subsidiaries
Disclosure of transactions between related parties [line items]
Total number of executives | Segment	6	6
Division Managers
Disclosure of transactions between related parties [line items]
Total number of executives | Segment	13	13
Directors Bank and subsidiaries
Disclosure of transactions between related parties [line items]
Total number of executives | Segment	21	20